American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value Fund
November 30, 2022

Avantis U.S. Large Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 0.1%
BWX Technologies, Inc.	1,427	86,890
Air Freight and Logistics — 2.6%
Expeditors International of Washington, Inc.	3,300	382,998
FedEx Corp.	3,100	564,882
United Parcel Service, Inc., Class B	5,712	1,083,738
		2,031,618
Airlines — 0.4%
Alaska Air Group, Inc.(1)	2,974	141,086
United Airlines Holdings, Inc.(1)	4,370	193,023
		334,109
Auto Components — 0.1%
BorgWarner, Inc.	1,411	59,982
Automobiles — 1.4%
Ford Motor Co.	44,677	621,010
General Motors Co.	11,849	480,596
Harley-Davidson, Inc.	16	754
		1,102,360
Banks — 5.1%
Citigroup, Inc.	92	4,454
Comerica, Inc.	2,988	214,359
East West Bancorp, Inc.	2,470	173,419
JPMorgan Chase & Co.	13,981	1,931,894
KeyCorp	11,463	215,619
Popular, Inc.	2,082	152,028
Signature Bank	735	102,532
Synovus Financial Corp.	3,283	138,313
Wells Fargo & Co.	19,724	945,766
Western Alliance Bancorp	2,499	171,281
		4,049,665
Beverages†
National Beverage Corp.	720	37,102
Biotechnology — 4.9%
Biogen, Inc.(1)	2,154	657,336
Gilead Sciences, Inc.	13,079	1,148,729
Moderna, Inc.(1)	3,758	661,070
Regeneron Pharmaceuticals, Inc.(1)	1,012	760,720
United Therapeutics Corp.(1)	5	1,399
Vertex Pharmaceuticals, Inc.(1)	2,180	689,752
		3,919,006
Building Products — 0.9%
Builders FirstSource, Inc.(1)	4,201	268,570
Owens Corning	2,640	234,538
Trex Co., Inc.(1)	1,882	86,365
UFP Industries, Inc.	1,792	146,693
		736,166
Capital Markets — 4.0%
Ameriprise Financial, Inc.	1,715	569,294
Carlyle Group, Inc.	4,012	125,054

Goldman Sachs Group, Inc.	2,398	925,988
Houlihan Lokey, Inc.	1,072	105,431
Morgan Stanley	7,453	693,651
Northern Trust Corp.	2,290	213,222
Raymond James Financial, Inc.	7	818
Stifel Financial Corp.	2,467	158,505
T. Rowe Price Group, Inc.	2,856	356,743
TPG, Inc.	1,571	52,314
		3,201,020
Chemicals — 3.2%
Celanese Corp.	1,855	199,041
CF Industries Holdings, Inc.	4,439	480,255
Chemours Co.	5,572	173,011
Dow, Inc.	10,385	529,323
Huntsman Corp.	4,469	124,149
LyondellBasell Industries NV, Class A	4,573	388,751
Mosaic Co.	6,547	335,861
Olin Corp.	3,871	220,570
Westlake Corp.	809	87,089
		2,538,050
Construction Materials — 0.2%
Eagle Materials, Inc.	1,130	154,064
Consumer Finance — 1.8%
Ally Financial, Inc.	5,282	142,667
Capital One Financial Corp.	3,828	395,203
Credit Acceptance Corp.(1)	186	88,156
Discover Financial Services	4,555	493,580
OneMain Holdings, Inc.	23	905
Synchrony Financial	7,865	295,567
		1,416,078
Containers and Packaging — 0.7%
International Paper Co.	6,553	243,247
Packaging Corp. of America	2,031	275,993
		519,240
Diversified Financial Services — 0.6%
Equitable Holdings, Inc.	8,665	275,027
Voya Financial, Inc.	2,720	179,466
		454,493
Diversified Telecommunication Services — 1.7%
Iridium Communications, Inc.(1)	3,623	192,381
Verizon Communications, Inc.	30,356	1,183,277
		1,375,658
Electronic Equipment, Instruments and Components — 1.1%
Corning, Inc.	11,334	386,830
Flex Ltd.(1)	11,187	245,890
Jabil, Inc.	3,670	264,937
		897,657
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	1,514	120,938
Food and Staples Retailing — 2.6%
Albertsons Cos., Inc., Class A	3,640	76,258
Casey's General Stores, Inc.	1,035	251,526
Kroger Co.	10,812	531,842
Walmart, Inc.	7,786	1,186,742
		2,046,368

Food Products†
Pilgrim's Pride Corp.(1)	1,308	34,217
Health Care Equipment and Supplies — 0.4%
Hologic, Inc.(1)	4,398	334,952
QuidelOrtho Corp.(1)	6	525
		335,477
Health Care Providers and Services — 1.6%
AMN Healthcare Services, Inc.(1)	7	866
Humana, Inc.	1,513	831,999
Molina Healthcare, Inc.(1)	1,286	433,086
		1,265,951
Hotels, Restaurants and Leisure — 1.1%
Boyd Gaming Corp.	1,657	101,624
Choice Hotels International, Inc.	724	89,211
Darden Restaurants, Inc.	2,361	347,044
Hilton Grand Vacations, Inc.(1)	2,060	90,681
Texas Roadhouse, Inc.	2,119	210,459
		839,019
Household Durables — 0.6%
NVR, Inc.(1)	68	315,453
Toll Brothers, Inc.	8	383
Whirlpool Corp.	1,196	175,250
		491,086
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	14,984	433,337
Clearway Energy, Inc., Class A	7	230
Clearway Energy, Inc., Class C	13	461
		434,028
Insurance — 4.6%
Aflac, Inc.	7,849	564,579
American Financial Group, Inc.	1,400	199,108
American International Group, Inc.	9,444	596,011
Axis Capital Holdings Ltd.	704	40,522
Fidelity National Financial, Inc.	6,420	259,111
First American Financial Corp.	2,001	109,355
Hanover Insurance Group, Inc.	3	442
Hartford Financial Services Group, Inc.	5,844	446,306
MetLife, Inc.	6,120	469,404
Old Republic International Corp.	6,151	150,699
Primerica, Inc.	1,008	150,222
RenaissanceRe Holdings Ltd.	3	567
Travelers Cos., Inc.	3,343	634,535
		3,620,861
Interactive Media and Services — 3.6%
Alphabet, Inc., Class A(1)	9,030	911,940
Alphabet, Inc., Class C(1)	7,930	804,498
Meta Platforms, Inc., Class A(1)	9,813	1,158,915
		2,875,353
Internet and Direct Marketing Retail — 0.5%
eBay, Inc.	8,466	384,695
IT Services — 0.2%
DXC Technology Co.(1)	5,295	157,103
Machinery — 1.3%
Deere & Co.	2,301	1,014,741

Lincoln Electric Holdings, Inc.	236	34,900
		1,049,641
Media — 0.1%
DISH Network Corp., Class A(1)	3,001	48,166
Metals and Mining — 3.0%
Alcoa Corp.	2,264	113,494
Cleveland-Cliffs, Inc.(1)	11,624	179,940
Commercial Metals Co.	2,670	131,417
Freeport-McMoRan, Inc.	12,312	490,018
Nucor Corp.	4,063	609,247
Reliance Steel & Aluminum Co.	1,373	290,101
Steel Dynamics, Inc.	3,776	392,440
United States Steel Corp.	4,914	129,189
		2,335,846
Multiline Retail — 1.0%
Dillard's, Inc., Class A	116	41,725
Kohl's Corp.	32	1,027
Macy's, Inc.	5,216	122,576
Target Corp.	3,704	618,827
		784,155
Oil, Gas and Consumable Fuels — 18.4%
Antero Resources Corp.(1)	5,677	207,494
APA Corp.	6,086	285,129
Chesapeake Energy Corp.	2,749	284,522
Chevron Corp.	8,516	1,561,068
Chord Energy Corp.	875	133,464
Civitas Resources, Inc.	1,169	78,744
ConocoPhillips	8,644	1,067,620
Coterra Energy, Inc.	11,344	316,611
Devon Energy Corp.	8,217	563,029
Diamondback Energy, Inc.	2,648	391,957
EnLink Midstream LLC(1)	7,451	95,820
EOG Resources, Inc.	5,499	780,473
EQT Corp.	6,481	274,859
Exxon Mobil Corp.	17,352	1,931,972
Hess Corp.	3,409	490,589
Hess Midstream LP, Class A	706	22,048
HF Sinclair Corp.	3,154	196,620
Magnolia Oil & Gas Corp., Class A	3,813	99,443
Marathon Oil Corp.	11,812	361,802
Marathon Petroleum Corp.	5,118	623,424
Matador Resources Co.	2,588	171,740
Murphy Oil Corp.	3,241	152,975
Occidental Petroleum Corp.	6,900	479,481
ONEOK, Inc.	5,758	385,325
Ovintiv, Inc.	4,994	278,465
PDC Energy, Inc.	2,204	163,801
Phillips 66	5,063	549,032
Pioneer Natural Resources Co.	2,331	550,093
Range Resources Corp.	7,367	212,685
SM Energy Co.	4,019	173,259
Southwestern Energy Co.(1)	28,397	196,507
Targa Resources Corp.	3,544	263,638
Texas Pacific Land Corp.	111	287,772
Valero Energy Corp.	3,908	522,187

Williams Cos., Inc.	12,888	447,214
		14,600,862
Paper and Forest Products†
Louisiana-Pacific Corp.	23	1,467
Pharmaceuticals — 9.3%
Bristol-Myers Squibb Co.	15,347	1,232,057
Jazz Pharmaceuticals PLC(1)	1,728	271,141
Johnson & Johnson	11,868	2,112,504
Merck & Co., Inc.	16,902	1,861,248
Pfizer, Inc.	33,469	1,677,801
Viatris, Inc.	18,825	207,640
		7,362,391
Professional Services — 0.3%
Robert Half International, Inc.	1,694	133,453
TriNet Group, Inc.(1)	1,045	75,731
		209,184
Road and Rail — 5.1%
AMERCO	234	14,812
AMERCO, Non-Voting Shares(1)	2,106	133,036
CSX Corp.	22,292	728,725
Hertz Global Holdings, Inc.(1)	5,242	90,162
JB Hunt Transport Services, Inc.	1,629	299,557
Knight-Swift Transportation Holdings, Inc.	3,653	202,486
Landstar System, Inc.	1,067	184,570
Norfolk Southern Corp.	2,573	659,974
Old Dominion Freight Line, Inc.	1,522	460,572
Saia, Inc.(1)	662	161,257
Union Pacific Corp.	5,085	1,105,632
		4,040,783
Semiconductors and Semiconductor Equipment — 4.8%
Amkor Technology, Inc.	2,703	75,738
Applied Materials	5,567	610,143
GLOBALFOUNDRIES, Inc.(1)	1,040	66,924
Lam Research Corp.	1,308	617,873
Micron Technology, Inc.	8,090	466,389
ON Semiconductor Corp.(1)	7,491	563,323
QUALCOMM, Inc.	28	3,542
Teradyne, Inc.	2,683	250,726
Texas Instruments, Inc.	6,508	1,174,434
		3,829,092
Specialty Retail — 5.1%
Advance Auto Parts, Inc.	1,282	193,569
AutoNation, Inc.(1)	1,608	199,247
Best Buy Co., Inc.	3,448	294,114
Burlington Stores, Inc.(1)	1,165	227,967
Dick's Sporting Goods, Inc.	1,286	153,780
Murphy USA, Inc.	776	229,549
RH(1)	334	95,801
Ross Stores, Inc.	5,150	606,000
TJX Cos., Inc.	11,595	928,180
Tractor Supply Co.	1,950	441,305
Ulta Beauty, Inc.(1)	957	444,852
Williams-Sonoma, Inc.	1,872	218,837
		4,033,201

Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	13,717	2,030,528
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	2,074	118,944
Levi Strauss & Co., Class A	1,927	31,853
lululemon athletica, Inc.(1)	1,431	544,224
Ralph Lauren Corp.	997	112,781
Tapestry, Inc.	6,752	255,023
		1,062,825
Trading Companies and Distributors — 0.6%
WW Grainger, Inc.	767	462,547
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.(1)	4,952	750,030
TOTAL COMMON STOCKS (Cost $75,585,441)		78,118,972
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $832,887)	832,887	832,887
TOTAL INVESTMENT SECURITIES—99.6% (Cost $76,418,328)		78,951,859
OTHER ASSETS AND LIABILITIES — 0.4%		303,158
TOTAL NET ASSETS — 100.0%		$79,255,017

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	December 2022	$612,188	$15,520
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities and other financial instruments were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.